FILED VIA EDGAR

June 24, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
File No. 333-204300 and 811-5685

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (“Trust”), attached for filing under the Securities Act of 1933 is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.  The Registration Statement is being filed in order to register shares of The Jamestown Equity Fund, a series of the Trust, that would be issued to shareholders of The Jamestown Balanced Fund, also a series of the Trust in connection with the reorganization of The Jamestown Balanced Fund into The Jamestown Equity Fund.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
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